Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information Abstract
Entity Registrant Name	RETAIL PROPERTIES OF AMERICA, INC.
Entity Central Index Key	0001222840
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false